Document and Entity Information	Aug. 20, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 20, 2015
Registrant Name	MFS SERIES TRUST XI
Central Index Key	0000911637
Amendment Flag	false
Document Creation Date	Aug. 20, 2015
Document Effective Date	Aug. 20, 2015
Prospectus Date	Jan. 28, 2015
MFS® Blended Research® Core Equity Fund | A
Prospectus:
Trading Symbol	MUEAX
MFS® Blended Research® Core Equity Fund | B
Prospectus:
Trading Symbol	MUSBX
MFS® Blended Research® Core Equity Fund | C
Prospectus:
Trading Symbol	MUECX
MFS® Blended Research® Core Equity Fund | I
Prospectus:
Trading Symbol	MUSEX
MFS® Blended Research® Core Equity Fund | R1
Prospectus:
Trading Symbol	MUERX
MFS® Blended Research® Core Equity Fund | R2
Prospectus:
Trading Symbol	MUESX
MFS® Blended Research® Core Equity Fund | R3
Prospectus:
Trading Symbol	MUETX
MFS® Blended Research® Core Equity Fund | R4
Prospectus:
Trading Symbol	MUEUX
MFS® Blended Research® Core Equity Fund | R5
Prospectus:
Trading Symbol	MUEVX